CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unit Offerings [Member]
Offering costs	$ 1,605,747
Private Placement [Member]
Offering costs	$ 255,900	$ 389,437